UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	1/31/2009

Item 1. Schedule of Investments
Dryden Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.8%
Aerospace & Defense — 0.5%
L-3 Communications Holdings, Inc.	6,700	$529,434

Airlines — 0.7%
Southwest Airlines Co.	113,700	799,311

Auto Components — 0.6%
Autoliv, Inc. (Sweden)	19,200	353,088
BorgWarner, Inc.	15,700	265,016

		618,104

Automobiles — 0.1%
Harley-Davidson, Inc.(a)	9,800	119,364

Beverages — 3.0%
Coca-Cola Enterprises, Inc.	80,300	901,769
Constellation Brands, Inc. (Class A Stock)*	65,000	943,800
Pepsi Bottling Group, Inc.	38,100	734,949
PepsiAmericas, Inc.	43,400	700,042

		3,280,560

Building Products — 0.4%
Masco Corp.	56,400	441,048

Capital Markets — 1.2%
Ameriprise Financial, Inc.	38,300	771,745
Legg Mason, Inc.	29,700	476,982

		1,248,727

Chemicals — 2.9%
Ashland, Inc.	14,100	113,082
Celanese Corp. (Class A Stock)	33,200	353,580
Cytec Industries, Inc.	20,600	421,064
Eastman Chemical Co.	22,500	583,875
Lubrizol Corp. (The)	6,000	204,720
PPG Industries, Inc.	28,500	1,071,030
Valspar Corp. (The)	19,800	343,530

		3,090,881

Commercial Banks — 4.1%
Associated Banc-Corp.(a)	32,000	500,800
Bank of Hawaii Corp.	9,700	347,939
City National Corp.	15,600	539,916
Comerica, Inc.(a)	21,800	363,188
Commerce Bancshares, Inc.(a)	16,096	562,555
Fifth Third Bancorp	68,600	163,954
Fulton Financial Corp.(a)	45,500	319,410
M&T Bank Corp.(a)	13,500	525,285
Synovus Financial Corp.	28,200	111,672
TCF Financial Corp.	36,300	449,757
Wilmington Trust Corp.	20,300	277,907
Zions Bancorp(a)	17,000	253,640

		4,416,023

Commercial Services & Supplies — 2.5%
Avery Dennison Corp.	23,400	566,982
Brink’s Co. (The)	14,800	391,164
Cintas Corp.	34,000	773,500
HNI Corp.(a)	12,100	159,841
Pitney Bowes, Inc.	18,400	409,584
RR Donnelley & Sons Co.	40,400	394,304

		2,695,375

Computers & Peripherals — 1.2%
Lexmark International, Inc. (Class A Stock)*(a)	32,900	779,072
Western Digital Corp.*	37,000	543,160

		1,322,232

Consumer Finance — 0.4%
Discover Financial Services	63,800	456,170

Containers & Packaging — 1.5%
Bemis Co., Inc.	25,500	575,535
Sealed Air Corp.	40,400	547,420
Sonoco Products Co.	22,900	525,097

		1,648,052

Diversified Telecommunication Services — 2.3%
CenturyTel, Inc.(a)	32,600	884,764
Embarq Corp.	30,100	1,075,172
Windstream Corp.	64,300	558,124

		2,518,060

Electric Utilities — 6.9%
American Electric Power Co., Inc.	52,900	1,658,415
Duke Energy Corp.	23,300	352,995
Edison International	50,000	1,628,500
Great Plains Energy, Inc.	31,600	602,612
Pepco Holdings, Inc.	39,800	708,838
Pinnacle West Capital Corp.	25,800	863,526
Progress Energy, Inc.	41,500	1,606,880

		7,421,766

Electrical Equipment — 0.6%
Hubbell, Inc. (Class B Stock)	13,000	403,000
Rockwell Automation, Inc.	9,200	239,568

		642,568

Electronic Equipment & Instruments — 2.3%
Arrow Electronics, Inc.*(a)	28,800	549,216
Avnet, Inc.*	44,100	874,062
Ingram Micro, Inc. (Class A Stock)*	47,000	576,690
Jabil Circuit, Inc.	46,700	271,794
Tech Data Corp.*	12,000	217,320

		2,489,082

Energy Equipment & Services — 3.4%
BJ Services Co.	41,600	457,600
Helmerich & Payne, Inc.	16,300	366,098
Nabors Industries Ltd. (Bermuda)*(a)	34,800	381,060
Noble Corp. (Cayman Islands)	5,300	143,895
Oil States International, Inc.*	12,600	230,706
Patterson-UTI Energy, Inc.(a)	33,800	323,128
Rowan Cos., Inc.	15,900	201,294
SEACOR Holdings, Inc.*(a)	9,500	617,880
Tidewater, Inc.(a)	16,100	669,921
Unit Corp.*	11,700	291,798

		3,683,380

Exchange Traded Fund — 1.5%
iShares Russell Midcap Value Index Fund	65,900	1,667,929

Food & Staples Retailing — 2.6%
Kroger Co. (The)	21,000	472,500
Safeway, Inc.	67,800	1,452,954
SUPERVALU, Inc.	48,300	847,182

		2,772,636

Food Products — 1.3%
Bunge Ltd. (Bermuda)(a)	5,900	253,346
Dean Foods Co.*(a)	39,300	760,062
Del Monte Foods Co.	61,300	408,258

		1,421,666

Gas Utilities — 2.2%
Atmos Energy Corp.	33,300	817,515
Energen Corp.	21,500	628,015
ONEOK, Inc.	21,600	631,152
UGI Corp.(a)	11,300	286,681

		2,363,363

Healthcare Equipment & Supplies — 1.5%
Hill-Rom Holdings, Inc.(a)	26,200	368,896
Kinetic Concepts, Inc.*(a)	19,200	462,720
Teleflex, Inc.	15,600	829,608

		1,661,224

Healthcare Providers & Services — 4.4%
Aetna, Inc.	12,700	393,700
CIGNA Corp.	51,000	885,360
Community Health Systems, Inc.*	22,600	421,264
Coventry Health Care, Inc.*	34,800	526,524
Health Net, Inc.*	18,800	275,044
LifePoint Hospitals, Inc.*(a)	30,700	691,978
Lincare Holdings, Inc.*(a)	21,400	514,670

Omnicare, Inc.(a)	36,700	1,026,132

		4,734,672

Healthcare Technology — 0.2%
IMS Health, Inc.	17,800	258,456

Hotels, Restaurants & Leisure — 1.8%
Brinker International, Inc.	33,000	362,010
Carnival Corp. (Panama)	10,200	185,538
Darden Restaurants, Inc.(a)	20,800	545,376
International Speedway Corp. (Class A Stock)	17,400	405,072
Royal Caribbean Cruises Ltd. (Liberia)(a)	30,400	197,296
Starwood Hotels & Resorts Worldwide, Inc.	17,200	260,064

		1,955,356

Household Durables — 3.7%
Black & Decker Corp. (The)(a)	12,400	358,484
Fortune Brands, Inc.	22,700	726,400
Jarden Corp.*	7,100	74,053
Leggett & Platt, Inc.	26,100	325,989
Mohawk Industries, Inc.*	15,200	488,072
Newell Rubbermaid, Inc.	40,600	328,048
NVR, Inc.*	800	340,872
Stanley Works (The)	16,900	528,294
Toll Brothers, Inc.*(a)	23,800	405,076
Whirlpool Corp.(a)	11,300	377,759

		3,953,047

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	14,800	276,316
Textron, Inc.	16,000	144,480

		420,796

Insurance — 8.9%
Allied World Assurance Holdings Ltd. (Bermuda)	15,100	569,270
American Financial Group, Inc.	34,200	580,716
Arch Capital Group Ltd. (Bermuda)*	11,200	673,680
AXIS Capital Holdings Ltd. (Bermuda)	21,400	519,164
Cincinnati Financial Corp.	9,500	208,335
CNA Financial Corp.	13,300	154,679
Endurance Specialty Holdings Ltd. (Bermuda)	29,500	804,170
First American Corp.	27,700	604,968
Hanover Insurance Group, Inc. (The)	10,400	420,368
HCC Insurance Holdings, Inc.(a)	27,600	646,116
Markel Corp.*	1,600	432,048
PartnerRe Ltd. (Bermuda)(a)	13,500	884,655
Protective Life Corp.	23,800	197,064
RenaissanceRe Holdings Ltd. (Bermuda)(a)	14,300	639,067
StanCorp Financial Group, Inc.	18,000	464,760
Unitrin, Inc.	19,100	243,716
Unum Group	51,600	730,656
W.R. Berkely Corp.	34,100	902,968

		9,676,400

Internet Services — 1.9%
Affiliated Computer Services, Inc. (Class A Stock)*	14,800	678,728
Computer Sciences Corp.*	33,800	1,245,192
Fiserv, Inc.*	5,600	177,800

		2,101,720

Machinery — 2.8%
Crane Co.	22,800	397,176
Eaton Corp.	18,600	818,772
Oshkosh Corp.	8,400	60,648
PACCAR, Inc.(a)	23,150	610,929
Parker Hannifin Corp.	13,600	519,656
Timken Co.	32,400	482,436
Toro Co. (The)	300	8,883
Trinity Industries, Inc.(a)	15,700	180,707

		3,079,207

Media — 1.2%
CBS Corp. (Class B Stock)(a)	96,000	549,120
DISH Network Corp. (Class A Stock)*	13,800	177,192
Gannett Co., Inc.	22,900	132,133
Meredith Corp.	16,900	269,893
New York Times Co. (The) (Class A Stock)(a)	24,100	119,777

		1,248,115

Metals & Mining — 0.9%
Carpenter Technology Corp.	10,800	178,200
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	8,833	222,062
Reliance Steel & Aluminum Co.	12,900	285,477
Southern Copper Corp.(a)	7,800	108,732
Steel Dynamics, Inc.	19,900	211,338

		1,005,809

Multi-Line Retail — 1.5%
JC Penney Co., Inc.(a)	33,000	552,750
Kohl’s Corp.*	16,100	591,031
Macy’s, Inc.	42,900	383,955
Nordstrom, Inc.(a)	6,400	81,216

		1,608,952

Multi-Utilities — 8.6%
CenterPoint Energy, Inc.	54,900	734,562
DTE Energy Co.	24,400	841,800
NiSource, Inc.	83,300	806,344
PG&E Corp.	54,600	2,111,382
SCANA Corp.(a)	30,500	1,045,845
Sempra Energy	31,800	1,394,112
TECO Energy, Inc.(a)	36,800	441,968
Vectren Corp.	18,000	464,220
Xcel Energy, Inc.	78,200	1,443,572

		9,283,805

Office Electronics — 0.3%
Xerox Corp.	52,400	347,936

Oil, Gas & Consumable Fuels — 5.1%
Cimarex Energy Co.(a)	23,100	573,804
Frontline Ltd. (Bermuda)(a)	10,100	287,951
Hess Corp.	4,000	222,440
Holly Corp.	8,000	186,960
Murphy Oil Corp.	6,000	265,080
Newfield Exploration Co.*	22,700	435,613
Noble Energy, Inc.(a)	23,000	1,125,390
Overseas Shipholding Group, Inc.	11,800	421,260
Plains Exploration & Production Co.*	3,057	64,564
Southern Union Co.	30,600	394,434
St. Mary Land & Exploration Co.	10,800	208,980
Sunoco, Inc.(a)	16,800	778,176
Talisman Energy, Inc. (Canada)	12,900	121,776
Tesoro Corp.	14,800	255,004
W&T Offshore, Inc.	10,400	130,728

		5,472,160

Paper & Forest Products — 0.5%
International Paper Co.	55,300	504,336

Personal Products — 0.4%
NBTY, Inc.*	21,600	407,592

Pharmaceuticals — 3.1%
Endo Pharmaceuticals Holdings, Inc.*	25,800	579,726
Forest Laboratories, Inc.*	39,300	984,072
King Pharmaceuticals, Inc.*	49,100	429,134
Sepracor, Inc.*	21,400	325,280
Watson Pharmaceuticals, Inc.*(a)	38,200	1,042,096

		3,360,308

Professional Services — 0.4%
Manpower, Inc.	13,800	392,748

Real Estate Investment Trusts — 2.7%
Annaly Capital Management, Inc.(a)	33,900	513,246
Boston Properties, Inc.(a)	12,600	545,580
Hospitality Properties Trust(a)	52,500	704,550
Host Hotels & Resorts, Inc.	106,400	572,432
Mack-Cali Realty Corp.	9,600	195,072
SL Green Realty Corp.(a)	21,300	334,623

		2,865,503

Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	15,000	354,150

Road & Rail — 1.0%
Con-Way, Inc.(a)	18,800	414,164
Ryder System, Inc.	18,500	624,930

		1,039,094

Semiconductors & Semiconductor Equipment — 0.9%
Lam Research Corp.*(a)	16,200	327,402
National Semiconductor Corp.	37,900	384,306
Novellus Systems, Inc.*	22,500	310,275

		1,021,983

Software — 0.0%
Macrovision Solutions Corp.*(a)	40	524

Specialty Retail — 3.2%
Abercrombie & Fitch Co. (Class A Stock)(a)	8,700	155,295
Advance Auto Parts, Inc.	14,200	464,766
American Eagle Outfitters, Inc.	18,300	164,883
Barnes & Noble, Inc.	12,700	208,534
Foot Locker, Inc.	30,300	223,008
Gap, Inc. (The)	46,400	523,392
Limited Brands, Inc.(a)	30,500	241,560
RadioShack Corp.	32,700	374,742
Ross Stores, Inc.	17,100	503,082
Sherwin-Williams Co. (The)	7,100	339,025
TJX Cos., Inc.	7,800	151,476
Williams-Sonoma, Inc.	11,000	87,120

		3,436,883

Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	13,100	118,948
Washington Federal, Inc.	20,900	256,652

		375,600

Trading Companies & Distributors — 0.4%
GATX Corp.(a)	10,900	262,690
WESCO International, Inc.*	10,900	200,778

		463,468

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	8,400	256,284

TOTAL LONG-TERM INVESTMENTS (cost $170,432,521)		106,931,859

SHORT-TERM INVESTMENT—23.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $25,125,797; includes $23,369,390 of cash collateral for securities on loan)(b)(c)	25,125,797	25,125,797

TOTAL INVESTMENTS — 122.0% (cost $195,558,318)(d)		132,057,656
Liabilities in excess of other assets — (22.0)%		(23,809,426)

NET ASSETS — 100.0%		$108,248,230

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,740,914; cash collateral of $23,369,390 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(d)	The United States federal income tax basis of the Fund’s investments was $196,358,520 accordingly, net unrealized depreciation on investments for federal income tax purposes was $64,300,864 (gross unrealized appreciation - $1,606,062; gross unrealized depreciation — $65,906,926). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$132,057,656	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$132,057,656	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of October 31, 2008 and January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Jennison Equity Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 91.8%
COMMON STOCKS — 90.4%
Beverages — 1.7%
Molson Coors Brewing Co. (Class B Stock)(a)	48,100	$1,936,987

Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The)	22,400	1,808,352
Morgan Stanley	72,100	1,458,583

		3,266,935

Commercial Services & Supplies — 4.6%
BFI Canada Ltd. (Canada)	203,500	1,335,923
Republic Services, Inc.	85,300	2,205,858
Waste Management, Inc.	53,500	1,668,665

		5,210,446

Communications Equipment — 1.6%
QUALCOMM, Inc.	52,600	1,817,330

Diversified Financial Services — 1.5%
TCW Energy Partners LLC, 144A (original cost $2,000,000; purchased 07/12/07)*(c)(d)	100,000	1,707,000

Diversified Telecommunication Services — 16.7%
Alaska Communications Systems Group, Inc.	191,800	1,601,530
AT&T, Inc.	143,700	3,537,894
BCE, Inc. (Canada)	25,400	519,684
CenturyTel, Inc.(a)	67,900	1,842,806
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	188,272	2,831,611
Consolidated Communications Holdings, Inc.	248,200	2,794,732
FairPoint Communications, Inc.(a)	473,300	1,292,109
France Telecom SA (France)	22,900	514,877
KONINKLIJKE KPN NV (Netherlands)	68,300	913,861
Otelco, Inc. (one share of class A common stock and $7.50 principal amount of 13% senior subordinated notes due 2019), IDS	135,000	1,206,900
Telstra Corp. Ltd., ADR (Australia)(a)	161,600	1,906,880

		18,962,884

Electric Utilities — 12.3%
American Electric Power Co., Inc.	53,800	1,686,630
Cia Energetica de Minas Gerais, ADR (Brazil)	131,711	1,789,952
Electricite de France SA (France)	15,700	769,009
Empire District Electric Co. (The)	63,500	1,127,760
Equatorial Energia SA (Brazil)	272,600	1,204,375
Great Plains Energy, Inc.	67,500	1,287,225
Pepco Holdings, Inc.	64,000	1,139,840
Progress Energy, Inc.(a)	72,000	2,787,840
Southern Co. (The)	66,400	2,221,080

		14,013,711

Food Products — 4.4%
B&G Foods, Inc. (Class A Stock)	516,000	2,394,240
ConAgra Foods, Inc.	153,200	2,619,720

		5,013,960

Gas Utilities — 1.8%
Equitable Resources, Inc.(a)	16,000	547,680
ONEOK, Inc.	49,900	1,458,078

		2,005,758

Healthcare Equipment & Supplies — 1.1%
Baxter International, Inc.	20,700	1,214,055

Household Products — 2.0%
Kimberly-Clark Corp.	44,600	2,295,562

Independent Power Producers & Energy Traders — 1.1%
Babcock & Brown Wind Partners (Australia)	2,250,559	1,229,806

Machinery — 0.6%
New Flyer Industries, Inc. 144A (Canada)	79,800	676,144

Multi-Utilities — 6.9%
NorthWestern Corp.	12,300	297,783
Puget Energy, Inc.*	136,300	4,007,220
Sempra Energy	46,000	2,016,640
Xcel Energy, Inc.	84,400	1,558,024

		7,879,667

Oil, Gas & Consumable Fuels — 16.9%
Advantage Energy Income Fund (Canada)	331,800	1,409,727
ARC Energy Trust, 144A (Canada)(original cost $1,186,837; purchased 01/30/09)(c)(d)	90,000	1,210,275
Baytex Energy Trust (Canada)	69,100	805,815
Bonavista Energy Trust (Canada)	87,000	1,277,064
Copano Energy LLC, E Units	113,315	1,749,584
Crescent Point Energy Trust (Canada)	60,400	1,191,007
Energy Transfer Equity LP	38,100	704,088
Freehold Royalty Trust (Canada)	191,300	1,500,759
ONEOK Partners LP(a)	42,100	2,147,100
Pembina Pipeline Income Fund (Canada)	136,100	1,581,590
Regency Energy Partners LP	115,870	1,221,270
SemGroup Energy Partners LP	237,500	795,625
Vermilion Energy Trust (Canada)	52,700	1,113,952
Williams Cos., Inc.	75,100	1,062,665
Williams Partners LP(a)	86,500	1,426,385

		19,196,906

Pharmaceuticals — 4.3%
Abbott Laboratories	23,000	1,275,120
Johnson & Johnson	40,300	2,324,907
Wyeth	28,500	1,224,645

		4,824,672

Real Estate Investment Trusts — 4.9%
Annaly Capital Management, Inc.(a)	178,800	2,707,032
Chimera Investment Corp.	300,000	990,000
Digital Realty Trust, Inc.(a)	58,800	1,875,720

		5,572,752

Tobacco — 2.8%
Altria Group, Inc.	82,700	1,367,858
Philip Morris International, Inc.	48,600	1,805,490

		3,173,348

Trading Companies & Distributors — 1.0%
Aircastle Ltd.(a)	282,200	1,151,376

Transportation Infrastructure — 1.3%
Atlantia SpA (Italy)	60,100	881,096
Macquarie Infrastructure Co. LLC(a)	138,800	571,856

		1,452,952

TOTAL COMMON STOCKS (cost $152,818,150)		102,602,251

		Principal
Interest Maturity	Moody’s	Amount
Rate Date	Ratings†	(000)#

CONVERTIBLE BOND — 1.4%
Wireless Telecommunication Services — 1.4%
NII Holdings, Inc. 3.125%, 06/15/12 (cost $1,240,716)	NR	$2,348	1,564,355

TOTAL LONG-TERM INVESTMENTS (cost $154,058,866)			104,166,606

	Shares

SHORT-TERM INVESTMENT — 22.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $25,125,133; includes $15,956,636 of cash collateral for securities on loan)(b)(e)	25,125,133	25,125,133

TOTAL INVESTMENTS(f) — 114.0% (cost $179,183,999)(g)		129,291,739
Liabilities in excess of other assets — (14.0)%		(15,836,731)

NET ASSETS — 100.0%		$113,455,008

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

IDS	Income Deposit Security

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of January 31, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $14,683,953; cash collateral of $15,956,636 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $3,186,837. The aggregate value of $2,917,275 is approximately 2.6% of net assets.

(d)	Indicates a security that has been deemed illiquid.

(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(f)	As of January 31, 2009, 1 security representing $1,707,000 and 1.5% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(g)	The United States federal income tax basis of the Fund’s investments was $179,567,686; accordingly, net unrealized depreciation on investments for federal income tax purposes was $50,275,947 (gross unrealized appreciation $2,520,645; gross unrealized depreciation $52,796,592). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$126,020,384	—
Level 2 — Other Significant Observable Inputs	1,564,355	—
Level 3 — Significant Unobservable Inputs	1,707,000	—

Total	$129,291,739	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 10/31/08	$2,000,000
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(293,000)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 1/31/09	$1,707,000

Notes to Schedules of lnvestments (Unaudited)
Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.
Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).
Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.
The Funds may hold up to 15% of their respective net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.
Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the closing net asset value per share of each underlying fund as reported on each business day.
Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.
Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures
(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits
     Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 — Attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date March 31, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice
President and Principal Executive Officer

Date March 31, 2009

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres
Treasurer and Principal Financial Officer

Date March 31, 2009

*	Print the name and title of each signing officer under his or her signature.